Significant Accounting Policies - Schedule of Fixed Assets (Parenthetical) (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Depreciation expense	$ 593,000	$ 176,000	$ 1,451,000	$ 606,000